Disposals - Schedule of Disposals Including Business Closures (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of disposal of subsidiaries [line items]
Property, plant and equipment	£ (618)	£ (237)	£ (281)
Investments in joint ventures and associates	(7)	(392)
Intangible assets - pre-publication	(870)	(817)
Inventories	(169)	(164)
Trade and other receivables	(1,275)	(1,178)
Cash and cash equivalents (excluding overdrafts)	(437)	(568)
Trade and other liabilities	1,278	1,400
Provisions for other liabilities and charges	13	145
Net (assets)/liabilities disposed	4,323	4,525
Disposal of subsidiaries and associates [member]
Disclosure of disposal of subsidiaries [line items]
Property, plant and equipment		(17)	(7)
Intangible assets		(17)	(9)
Investments in joint ventures and associates		(3)	(352)
Net deferred income tax assets			(3)
Intangible assets - pre-publication		(8)	(1)
Inventories		(1)	(2)
Trade and other receivables		(30)	(16)
Cash and cash equivalents (excluding overdrafts)		(119)	(13)
Net deferred income tax liabilities		16
Trade and other liabilities		172	34
Provisions for other liabilities and charges		1
Cumulative currency translation adjustment		4	51
Net (assets)/liabilities disposed		(2)	(323)
Cash - current year disposals	20	243	468
Deferred proceeds		2
Cash and cash equivalents disposed	(104)	(119)	(13)
Fair value of financial asset acquired		3
Costs and other disposal liabilities paid	(17)	(23)	(25)
Costs		(16)	(17)
Net cash inflow	(101)	101	430
Gain on disposal		230	128
Cash inflow/ from sale of subsidiaries	(101)	83	19
Cash inflow from sale of joint ventures and associates		£ 18	£ 411
Disposal of subsidiaries and associates [member] | WSE [member]
Disclosure of disposal of subsidiaries [line items]
Intangible assets	(101)
Net deferred income tax assets	(100)
Intangible assets - pre-publication	(238)
Inventories	(64)
Trade and other receivables	(70)
Cash and cash equivalents (excluding overdrafts)	(104)
Trade and other liabilities	520
Cumulative currency translation adjustment	(4)
Net (assets)/liabilities disposed	(161)
Cash - current year disposals	20
Deferred proceeds	180
Costs	(26)
Gain on disposal	13
Disposal of subsidiaries and associates [member] | UTEL [member]
Disclosure of disposal of subsidiaries [line items]
Costs	3
Gain on disposal	3
Disposal of subsidiaries and associates [member] | Business closures other [member]
Disclosure of disposal of subsidiaries [line items]
Intangible assets	(101)
Net deferred income tax assets	(100)
Intangible assets - pre-publication	(238)
Inventories	(64)
Trade and other receivables	(70)
Cash and cash equivalents (excluding overdrafts)	(104)
Trade and other liabilities	520
Cumulative currency translation adjustment	(4)
Net (assets)/liabilities disposed	(161)
Cash - current year disposals	20
Deferred proceeds	180
Costs	(23)
Gain on disposal	£ 16